CONSOLIDATED STATEMENTS OF CASH FLOWS(USD ($)) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income/(loss)	$ (24,348)	$ 38,184	$ 38,377
Adjustments to reconcile net income to net cash provided by operating activities
Share of net loss of equity method investments	795	778	653
Gain on re-measurement of fair value of the equity method investment			(995)
Depreciation and amortization	9,553	8,491	7,119
Provision of allowance for doubtful accounts	2,705	1,044	415
(Gain)/loss on disposal of property and equipment	47	158	(35)
Loss on impairment of intangible assets	0	0	19
Change in fair value of forward contract			(2,465)
Share-based compensation	13,372	12,536	5,362
Deferred tax	979	(784)	(886)
Change in fair value of derivative	(218)
Changes in operating assets and liabilities
Accounts receivable	8,450	(10,333)	(9,777)
Prepaid expenses and other current assets	(7,940)	(2,003)	201
Other long term assets	(2,296)	76	(70)
Accounts payable	248	169	256
Accrued expense and other current liabilities	9,086	3,575	9,476
Deferred revenue	(597)	7,152	(1,031)
Income tax payable	(4,217)	2,846	2,241
Due from related parties, trading	4,039	(3,643)	(1,029)
Due from related parties, non-trading		60	(60)
Net cash provided by operating activities	9,658	58,306	47,771
Cash flows from investing activities
Deposit in/(withdrawal of) restricted cash	699	(826)	495
Maturity/(purchase) of term deposits	(14,151)	(63,982)	61,175
Payments made for purchase of equity method investments		(294)	(688)
Loans made to related parties	(448)
Repayment of loans made to related parties		159	1,081
Purchase of property and equipment	(10,410)	(4,560)	(10,265)
Prepayment for acquisition of property		(8,677)
Proceeds from disposal of property and equipment	19	10	126
Considerations paid in business acquisitions (net of cash acquired of $2,148, nil and $349 for the years ended December 31, 2011, 2012 and 2013, respectively)	(25,893)	(338)	(9,305)
Proceeds from disposal of subsidiaries (net of cash disposed of $4)		67
Net cash provided by/(used in) investing activities	(50,184)	(78,441)	42,619
Cash flows from financing activities
Payment made in connection with repurchase of shares	(7,244)	(29,164)
Cash received from exercise of share options	1,200	1,111	1,232
Dividends paid to noncontrolling interest of ADF Navigation	(1,063)	(824)	(468)
Proceeds from issuance of Series A preferred shares and ordinary shares to Alibaba Group ( net of $458 offering costs )	293,650
Net cash provided by/(used in) financing activities	286,543	(28,877)	764
Effect of exchange rate changes	1,756	859	5,437
Net increase/(decrease) in cash and cash equivalents	247,773	(48,153)	96,591
Cash and cash equivalents at the beginning of year	151,543	199,696	103,105
Cash and cash equivalents at the end of year	399,316	151,543	199,696
Supplemental disclosures of cash flow information
Income tax paid	5,207	5,150	3,776
Non-cash investing activities
Deferred consideration for business acquisition	$ 2,972